INCOME TAX (Details) - Schedule of components of the deferred tax provision (benefit) - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	$ (62,000)	$ (290,000)
Book depreciation exceeding tax depreciation [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	14,000	88,196
Reserve for bad debts [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	35,255	(20,697)
Lease expense per book in excess of cash paid [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(301,218)	(335,688)
Federal net operating loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	189,665	51,956
State net operating loss carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	(18,725)	(1,166)
Rental income received in advance [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	14,120	(16,958)
Unbilled receivables [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	106,158	54,220
Other [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax provision (benefit)	$ (101,255)	$ (109,863)